Organization (FY) (Details) $ in Thousands	1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2018 property	Jun. 30, 2019 property	Jun. 30, 2018	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018	Nov. 16, 2018	Nov. 09, 2018	Oct. 04, 2017
Real Estate Properties [Line Items]
Share exchange ratio for asset acquisition			2.04
Number of properties sold				6	2	8	1
Distributions and proceeds from unconsolidated joint venture						$ 161,846	$ 0	$ 0
Debt contributed to joint venture						$ 175,000	$ 0	$ 0
Number of real estate properties | property			303	298		303
Grocery Retail Partners I
Real Estate Properties [Line Items]
Number of properties sold						17
Fair value of property contributed or sold		$ 359,000				$ 359,000
Equity method investment, ownership percentage				15.00%					15.00%		15.00%
Distributions and proceeds from unconsolidated joint venture		$ 161,800				161,800
Debt contributed to joint venture						$ 175,000
Number of real estate properties			17	17		17			17		17
Necessity Retail Partners
Real Estate Properties [Line Items]
Equity method investment, ownership percentage				20.00%					20.00%	20.00%
Number of real estate properties			13	13		13			13	13
REIT II
Real Estate Properties [Line Items]
Total consideration	$ 1,900,000					$ 1,900,000
Share exchange ratio for asset acquisition	2.04					2.04
Number of real estate properties										86
Phillips Edison Limited Partnership
Real Estate Properties [Line Items]
Total consideration						$ 974,790
Number of real estate properties												76
Co-venturer Northwestern Mutual | Grocery Retail Partners I
Real Estate Properties [Line Items]
Equity method investment, ownership percentage									85.00%
Payments to acquire interest in joint venture						$ 167,100